General - Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Mechel International Holdings GmBH (MIH) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Switzerland
Subsidiary Core business	Holding and trading
Date control acquired or date of incorporation	Jul. 01, 1995
Interest in voting stock held by the Group	100.00%	100.00%	100.00%
Mechel Metal Supply AG (MMS) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Liechtenstein
Subsidiary Core business	Trading
Date control acquired or date of incorporation	Oct. 30, 2000
Interest in voting stock held by the Group			100.00%
Mechel Trading House (MTH) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Trading
Date control acquired or date of incorporation	Jun. 23, 1997
Interest in voting stock held by the Group	100.00%	100.00%	100.00%
Southern Kuzbass Coal Company (SKCC) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Coal mining
Date control acquired or date of incorporation	Jan. 21, 1999
Interest in voting stock held by the Group	96.60%	96.60%	96.60%
Tomusinsk Open Pit Mine (TOPM) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Coal mining
Date control acquired or date of incorporation	Jan. 21, 1999
Interest in voting stock held by the Group	74.70%	74.50%	74.50%
Chelyabinsk Metallurgical Plant (CMP) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Steel products
Date control acquired or date of incorporation	Dec. 27, 2001
Interest in voting stock held by the Group	94.20%	94.20%	94.20%
Southern Urals Nickel Plant (SUNP) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Nickel
Date control acquired or date of incorporation	Dec. 27, 2001
Interest in voting stock held by the Group	84.10%	84.10%	84.10%
Vyartsilya Metal Products Plant (VMPP) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Steel products
Date control acquired or date of incorporation	May 24, 2002
Interest in voting stock held by the Group	93.30%	93.30%	93.30%
Beloretsk Metallurgical Plant (BMP) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Steel products
Date control acquired or date of incorporation	Jun. 14, 2002
Interest in voting stock held by the Group	91.50%	91.50%	91.40%
Mechel Targoviste S.A. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Romania
Subsidiary Core business	Steel products
Date control acquired or date of incorporation	Aug. 28, 2002
Interest in voting stock held by the Group		86.60%	86.60%
Ural Stampings Plant (USP) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Steel products
Date control acquired or date of incorporation	Apr. 24, 2003
Interest in voting stock held by the Group	93.80%	93.80%	93.80%
Korshunov Mining Plant (KMP) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Iron ore mining
Date control acquired or date of incorporation	Oct. 16, 2003
Interest in voting stock held by the Group	90.00%	85.60%	85.60%
Mechel Campia Turzii S.A. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Romania
Subsidiary Core business	Steel products
Date control acquired or date of incorporation	Jun. 20, 2003
Interest in voting stock held by the Group		86.60%	86.60%
Mechel Nemunas (MN) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Lithuania
Subsidiary Core business	Steel products
Date control acquired or date of incorporation	Oct. 15, 2003
Interest in voting stock held by the Group	100.00%	100.00%	100.00%
Mechel Energo [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Power trading
Date control acquired or date of incorporation	Feb. 03, 2004
Interest in voting stock held by the Group	100.00%	100.00%	100.00%
Port Posiet [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Transportation
Date control acquired or date of incorporation	Feb. 11, 2004
Interest in voting stock held by the Group	97.10%	97.10%	97.10%
Kaslinsky Architectural Art Casting Plant [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Steel products
Date control acquired or date of incorporation	Apr. 14, 2004
Interest in voting stock held by the Group	100.00%	100.00%	100.00%
Izhstal [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Steel products
Date control acquired or date of incorporation	May 14, 2004
Interest in voting stock held by the Group	90.00%	90.00%	88.40%
Port Kambarka [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Transportation
Date control acquired or date of incorporation	Apr. 27, 2005
Interest in voting stock held by the Group	90.40%	90.40%	90.40%
Mechel Service [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Trading
Date control acquired or date of incorporation	May 05, 2005
Interest in voting stock held by the Group	100.00%	100.00%	100.00%
Mechel Trading Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Switzerland
Subsidiary Core business	Trading
Date control acquired or date of incorporation	Dec. 20, 2005
Interest in voting stock held by the Group	100.00%	100.00%	100.00%
Metals Recycling [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Scrap collecting
Date control acquired or date of incorporation	Mar. 14, 2006
Interest in voting stock held by the Group	100.00%	100.00%	100.00%
Moscow Coke and Gas Plant (Moskoks) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Coke production
Date control acquired or date of incorporation	Oct. 04, 2006
Interest in voting stock held by the Group	99.50%	99.50%	99.50%
Southern Kuzbass Power Plant (SKPP) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Power generation
Date control acquired or date of incorporation	Apr. 19, 2007
Interest in voting stock held by the Group	98.30%	98.30%	98.30%
Kuzbass Power Sales Company (KPSC) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Power sales
Date control acquired or date of incorporation	Jun. 30, 2007
Interest in voting stock held by the Group	72.10%	72.10%	72.10%
Bratsk Ferroalloy Plant (BFP) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Ferroalloy production
Date control acquired or date of incorporation	Aug. 06, 2007
Interest in voting stock held by the Group	100.00%	100.00%	100.00%
Yakutugol [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Coal mining
Date control acquired or date of incorporation	Oct. 19, 2007
Interest in voting stock held by the Group	100.00%	100.00%	100.00%
Mechel-Carbon [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Switzerland
Subsidiary Core business	Trading
Date control acquired or date of incorporation	Apr. 02, 2008
Interest in voting stock held by the Group	100.00%	100.00%	100.00%
Ductil Steel S.A. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Romania
Subsidiary Core business	Steel products
Date control acquired or date of incorporation	Apr. 08, 2008
Interest in voting stock held by the Group		100.00%	100.00%
Oriel Resources Ltd. (Oriel) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Great Britain
Subsidiary Core business	Holding
Date control acquired or date of incorporation	Apr. 17, 2008
Interest in voting stock held by the Group	100.00%	100.00%	100.00%
Tikhvin Ferroalloy Plant (TFP) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Ferrochrome production
Date control acquired or date of incorporation	Apr. 17, 2008
Interest in voting stock held by the Group		100.00%	100.00%
Voskhod Mining Plant [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Kazakhstan
Subsidiary Core business	Chrome mining
Date control acquired or date of incorporation	Apr. 17, 2008
Interest in voting stock held by the Group		100.00%	100.00%
Mechel-Mining OAO [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Holding
Date control acquired or date of incorporation	Apr. 18, 2008
Interest in voting stock held by the Group	100.00%	98.69%	98.69%
HBL Holding GmbH (HBL) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Germany
Subsidiary Core business	Trading
Date control acquired or date of incorporation	Sep. 26, 2008
Interest in voting stock held by the Group	100.00%	100.00%	100.00%
Mechel Remservice [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Repairs
Date control acquired or date of incorporation	Feb. 09, 2009
Interest in voting stock held by the Group	100.00%	100.00%	100.00%
BCG Companies [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	USA
Subsidiary Core business	Coal mining
Date control acquired or date of incorporation	May 07, 2009
Interest in voting stock held by the Group	100.00%	100.00%	100.00%
Laminorul S.A. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Romania
Subsidiary Core business	Steel products
Date control acquired or date of incorporation	Feb. 25, 2010
Interest in voting stock held by the Group		90.90%	90.90%
Ramateks [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Turkey
Subsidiary Core business	Trading
Date control acquired or date of incorporation	Jun. 18, 2010
Interest in voting stock held by the Group	100.00%	100.00%	100.00%
Toplofikatsia Rousse (TPP Rousse) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Bulgaria
Subsidiary Core business	Power generation
Date control acquired or date of incorporation	Dec. 09, 2010
Interest in voting stock held by the Group		100.00%	100.00%
Mechel Mining Trading House [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Trading
Date control acquired or date of incorporation	May 19, 2011
Interest in voting stock held by the Group	100.00%	100.00%	100.00%
Invicta Merchant Bar Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Great Britain
Subsidiary Core business	Steel products
Date control acquired or date of incorporation	Aug. 22, 2011
Interest in voting stock held by the Group		100.00%	100.00%
Donetsk Electrometallurgical Plant (DEMP) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Ukraine
Subsidiary Core business	Steel products
Date control acquired or date of incorporation	Dec. 22, 2011
Interest in voting stock held by the Group	100.00%	100.00%	100.00%
Cognor Stahlhandel GmbH (Cognor) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Austria
Subsidiary Core business	Trading
Date control acquired or date of incorporation	Sep. 25, 2012
Interest in voting stock held by the Group	100.00%	100.00%
Lomprom Rostov [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Scrap processing
Date control acquired or date of incorporation	Nov. 22, 2012
Interest in voting stock held by the Group		100.00%